Condensed Parent Company Only Financial Statements: (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Total interest and dividend income	$ 9,685,000	$ 9,996,000	$ 10,400,000	$ 10,759,000	$ 11,237,000	$ 11,450,000	$ 11,766,000	$ 11,787,000	$ 40,840,000	$ 46,240,000	$ 52,417,000
Interest expense	3,169,000	4,078,000	3,738,000	3,892,000	4,071,000	4,592,000	4,763,000	4,989,000	14,877,000	18,415,000	22,246,000
Non-interest expenses	6,932,000	6,971,000	7,439,000	7,099,000	6,681,000	7,127,000	7,436,000	7,449,000	28,441,000	28,693,000	26,178,000
Income (Loss) before income tax benefit and equity in undistributed earnings of subsidiary	1,270,000	1,338,000	1,462,000	816,000	2,438,000	2,537,000	1,233,000	(2,804,000)	4,886,000	3,404,000	9,129,000
Income tax benefits	165,000	263,000	300,000	89,000	109,000	909,000	426,000	(960,000)	817,000	484,000	2,613,000
Net income	1,105,000	1,075,000	1,162,000	727,000	2,329,000	1,628,000	807,000	(1,844,000)	4,069,000	2,920,000	6,516,000
Preferred stock dividend and warrant accretion									1,229,246	1,031,180	1,031,180
Net income available for common shareholders	648,000	819,000	903,000	470,000	2,069,000	1,368,000	550,000	(2,098,000)	2,840,000	1,889,000	5,485,000
HopFed [Member]
Interest and dividend income:
Dividend income									6,000,000		750,000
Income on agency securities									56,000
Total interest and dividend income									6,056,000		750,000
Interest expense									745,000	742,000	739,000
Non-interest expenses									584,000	423,000	448,000
Total expenses									1,329,000	1,165,000	1,187,000
Income (Loss) before income tax benefit and equity in undistributed earnings of subsidiary									4,727,000	(1,165,000)	(437,000)
Income tax benefits									(367,000)	(316,000)	(342,000)
Income (Loss) before equity in undistributed earnings of subsidiary									5,094,000	(849,000)	(95,000)
Equity in undistributed earnings of subsidiary									(1,025,000)	3,769,000	6,611,000
Net income									4,069,000	2,920,000	6,516,000
Preferred stock dividend and warrant accretion									(1,229,000)	(1,031,000)	(1,031,000)
Net income available for common shareholders									$ 2,840,000	$ 1,889,000	$ 5,485,000